AST BOND PORTFOLIO 2028
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 78.2%
Asset-Backed Securities — 4.5%
Automobiles — 1.1%
Ford Credit Auto Owner Trust,
Series 2016-02, Class A, 144A
2.030%	12/15/27	300	$301,054
Credit Cards — 3.4%
American Express Credit Account Master Trust,
Series 2019-02, Class A
2.670%	11/15/24	300	307,581
Chase Issuance Trust,
Series 2018-A01, Class A1, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.000%)
0.306%(c)	04/17/23	400	400,026
Citibank Credit Card Issuance Trust,
Series 2018-A06, Class A6
3.210%	12/07/24	225	236,125
			943,732

Total Asset-Backed Securities (cost $1,244,662)			1,244,786
Commercial Mortgage-Backed Securities — 6.9%
Citigroup Commercial Mortgage Trust,
Series 2014-GC23, Class AAB
3.337%	07/10/47	68	71,261
Commercial Mortgage Trust,
Series 2013-LC06, Class ASB
2.478%	01/10/46	18	18,014
Series 2015-PC01, Class A5
3.902%	07/10/50	485	533,526
FHLMC Multifamily Structured Pass-Through Certificates,
Series K075, Class A2
3.650%(cc)	02/25/28	660	746,395
Series K083, Class AM
4.030%(cc)	10/25/28	80	92,557
Series K736, Class X1, IO
1.312%(cc)	07/25/26	700	40,964
GS Mortgage Securities Trust,
Series 2013-GC12, Class AAB
2.678%	06/10/46	20	19,967
Series 2014-GC22, Class A3
3.516%	06/10/47	44	44,193
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A5
2.850%	12/10/45	70	72,131
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A4
2.942%	10/15/49	235	249,930

Total Commercial Mortgage-Backed Securities (cost $1,883,208)			1,888,938
Corporate Bonds — 3.0%
Aerospace & Defense — 0.0%
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.400%	05/01/30	5	5,764
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Apparel — 0.1%
VF Corp.,
Sr. Unsec’d. Notes
2.800%	04/23/27	15	$15,826
Banks — 0.4%
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31	15	14,953
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	60	60,489
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.800%	03/15/30	25	27,524
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.493%(ff)	03/24/31	15	17,303
			120,269
Beverages — 0.1%
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.625%	03/19/27	20	21,298
Commercial Services — 0.1%
Moody’s Corp.,
Sr. Unsec’d. Notes
3.750%	03/24/25	25	27,358
Diversified Financial Services — 0.5%
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
2.000%	03/20/28	140	140,583
Electric — 0.3%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.050%	04/15/25	10	11,075
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
3.600%	03/15/27	30	33,168
Southern Co. (The),
Sr. Unsec’d. Notes, Series 21-B
1.750%	03/15/28	35	33,980
			78,223
Insurance — 0.4%
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A
1.800%	03/08/28	125	122,245
Multi-National — 0.2%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
4.375%	06/15/22	50	52,197
Pharmaceuticals — 0.1%
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
3.450%	12/15/27	30	32,696
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AST BOND PORTFOLIO 2028 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines — 0.2%
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.350%	08/15/22	50	$51,496
Real Estate Investment Trusts (REITs) — 0.2%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.250%	04/01/28	15	14,717
Essex Portfolio LP,
Gtd. Notes
1.700%	03/01/28	40	38,564
			53,281
Semiconductors — 0.1%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33	15	15,043
Intel Corp.,
Sr. Unsec’d. Notes
3.750%	03/25/27	15	16,783
			31,826
Telecommunications — 0.3%
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.100%	03/22/28	45	45,146
3.000%	03/22/27	5	5,341
3.150%	03/22/30	20	21,074
			71,561

Total Corporate Bonds (cost $805,261)			824,623
Sovereign Bonds — 0.6%
Province of Alberta (Canada),
Sr. Unsec’d. Notes
3.300%	03/15/28	40	44,034
Province of British Columbia (Canada),
Sr. Unsec’d. Notes, Series 10
1.750%	09/27/24	40	41,610
Province of Manitoba (Canada),
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24	40	42,453
Province of Quebec (Canada),
Sr. Unsec’d. Notes, Series QX
1.500%	02/11/25	40	41,173

Total Sovereign Bonds (cost $170,758)			169,270
U.S. Government Agency Obligations — 25.9%
Federal Home Loan Bank
3.250%	11/16/28	50	56,228
Federal Home Loan Mortgage Corp.
1.500%	02/12/25	50	51,706
Federal National Mortgage Assoc.
1.625%	01/07/25	50	51,927
2.500%	TBA	4,000	4,096,094
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
Government National Mortgage Assoc.
2.500%	TBA	2,750	$2,831,963

Total U.S. Government Agency Obligations (cost $7,087,172)			7,087,918
U.S. Treasury Obligations — 37.3%
U.S. Treasury Bonds
1.625%	11/15/50	15	12,513
3.000%	11/15/44	5	5,578
3.000%	05/15/47	25	28,012
U.S. Treasury Notes
0.125%	10/31/22	5,900	5,899,309
0.875%	11/15/30(k)	190	175,750
1.125%	02/15/31	400	377,937
2.250%	11/15/25	30	31,948
2.625%	02/15/29	395	427,341
2.875%	05/15/28(k)	2,865	3,149,262
U.S. Treasury Strips Coupon
1.306%(s)	02/15/39	45	29,371
2.953%(s)	08/15/28(k)	110	97,758

Total U.S. Treasury Obligations (cost $10,290,002)			10,234,779

Total Long-Term Investments (cost $21,481,063)			21,450,314

	Shares
Short-Term Investment — 21.9%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $6,003,556)(wb)	6,003,556	6,003,556

TOTAL INVESTMENTS—100.1% (cost $27,484,619)		27,453,870

Liabilities in excess of other assets(z) — (0.1)%		(37,599)

Net Assets — 100.0%		$27,416,271

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
FHLMC	Federal Home Loan Mortgage Corporation
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
S	Semiannual payment frequency for swaps
Strips	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

A2

AST BOND PORTFOLIO 2028 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
15	10 Year U.S. Ultra Treasury Notes	Jun. 2021	$2,155,313	$(24,397)
Short Positions:
38	2 Year U.S. Treasury Notes	Jun. 2021	8,387,609	3,174
38	5 Year U.S. Treasury Notes	Jun. 2021	4,689,141	33,991
				37,165
				$12,768
Interest rate swap agreements outstanding at March 31, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
170	05/11/25	1.900%(S)	3 Month LIBOR(2)(Q)	$8,547	$8,713	$166
16,923	12/29/28	2.900%(S)	3 Month LIBOR(2)(Q)	2,232,566	1,846,184	(386,382)
				$2,241,113	$1,854,897	$(386,216)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3